Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($)		8 Months Ended
	Jul. 21, 2020	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance of Public and Private Warrants	$ 7,200,000
Significant Other Unobservable Inputs (Level 3)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at December 31, 2020
Issuance of Public and Private Warrants		$ 7,178,499
Change in fair value of derivative warrant liabilities		17,585,649
Derivative warrant liabilities at March 31, 2021		$ 24,764,148